Oakmark Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.6%
FINANCIALS – 39.3%
FINANCIAL SERVICES – 22.5%
Charles Schwab Corp.	8,263	$608,900
Fiserv, Inc. (a)	3,970	591,689
Intercontinental Exchange, Inc.	3,875	530,476
Capital One Financial Corp.	3,659	506,589
Ally Financial, Inc.	11,959	474,417
Bank of New York Mellon Corp.	7,241	433,635
State Street Corp.	4,925	364,435
Nasdaq, Inc.	5,223	314,757
Global Payments, Inc.	2,275	219,986
Corebridge Financial, Inc.	7,500	218,400
BlackRock, Inc.	275	216,513
Goldman Sachs Group, Inc.	438	198,207
American Express Co.	441	102,067
Moody's Corp.	176	74,240
		4,854,311
BANKS – 11.3%
Citigroup, Inc.	10,419	661,202
Wells Fargo & Co.	10,163	603,580
Bank of America Corp.	12,524	498,060
First Citizens BancShares, Inc., Class A	219	368,711
Truist Financial Corp.	7,860	305,361
		2,436,914
INSURANCE – 5.5%
American International Group, Inc.	7,063	524,342
Willis Towers Watson PLC	1,605	420,735
Reinsurance Group of America, Inc.	1,182	242,636
		1,187,713
		8,478,938
COMMUNICATION SERVICES – 10.1%
MEDIA & ENTERTAINMENT – 10.1%
Alphabet, Inc., Class A	4,290	781,442
Charter Communications, Inc., Class A (a)	1,603	479,297
Comcast Corp., Class A	11,750	460,130
Warner Bros. Discovery, Inc. (a)	35,977	267,665
Liberty Broadband Corp., Class C (a)	2,020	110,736
Walt Disney Co.	914	90,702
		2,189,972
ENERGY – 9.1%
ConocoPhillips	4,774	546,016
EOG Resources, Inc.	4,177	525,704
Phillips 66	3,486	492,118
APA Corp.	13,585	399,937
		1,963,775
INDUSTRIALS – 8.5%
CAPITAL GOODS – 5.1%
Deere & Co.	1,526	570,126
Fortune Brands Innovations, Inc.	4,245	275,638
Masco Corp.	3,864	257,639
		1,103,403
TRANSPORTATION – 1.8%
Delta Air Lines, Inc.	7,890	374,302
COMMERCIAL & PROFESSIONAL SERVICES – 1.6%
Equifax, Inc.	1,435	347,930
		1,825,635
HEALTH CARE – 6.6%
HEALTH CARE EQUIPMENT & SERVICES – 4.1%
Centene Corp. (a)	7,395	490,288
Baxter International, Inc.	6,470	216,422
CVS Health Corp.	2,979	175,963
		882,673
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 2.5%
IQVIA Holdings, Inc. (a)	2,600	549,744
		1,432,417
CONSUMER DISCRETIONARY – 5.9%
AUTOMOBILES & COMPONENTS – 4.8%
General Motors Co.	13,142	610,577
Magna International, Inc.	5,240	219,556
BorgWarner, Inc.	6,620	213,429
		1,043,562
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 1.1%
eBay, Inc.	4,253	228,461
		1,272,023
CONSUMER STAPLES – 5.7%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.2%
Kroger Co.	9,625	480,576
FOOD, BEVERAGE & TOBACCO – 1.9%
Altria Group, Inc.	8,800	400,840
HOUSEHOLD & PERSONAL PRODUCTS – 1.6%
Kenvue, Inc.	18,700	339,966
		1,221,382
INFORMATION TECHNOLOGY – 3.9%
SOFTWARE & SERVICES – 2.2%
Salesforce, Inc.	1,870	480,777
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
TE Connectivity Ltd.	1,214	182,689
Cisco Systems, Inc.	3,810	181,013
		363,702
		844,479
MATERIALS – 3.2%
Corteva, Inc.	8,750	471,975
Celanese Corp.	1,552	209,348
		681,323

OAKMARK FUNDS

Oakmark Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.6% (cont.)
REAL ESTATE – 2.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.3%
CBRE Group, Inc., Class A (a)	5,561	$495,541
TOTAL COMMON STOCKS – 94.6%
(Cost $16,221,893)		20,405,485

	Par Value	Value
SHORT-TERM INVESTMENTS – 6.4%
REPURCHASE AGREEMENT – 5.9%
Fixed Income Clearing Corp. Repurchase Agreement, 5.29% dated 06/28/24 due 07/01/24, repurchase price $1,264,190, collateralized by a United States Treasury Note, 4.875% due 04/30/26, value plus accrued interest of $1,288,906 (Cost: $1,263,633)	$1,263,633	$1,263,633
U.S. GOVERNMENT BILL – 0.5%
U.S. Treasury Bills, 5.38%, due 10/15/24 (b) (Cost $98,463)	100,000	98,468
TOTAL SHORT-TERM INVESTMENTS – 6.4%
(Cost $1,362,096)		1,362,101
TOTAL INVESTMENTS – 101.0% (Cost $17,583,989)		21,767,586
Liabilities In Excess of Other Assets – (1.0)%		(208,536)
TOTAL NET ASSETS – 100.0%		$21,559,050

(a)	Non-income producing security.
(b)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Oakmark.com

Oakmark Select Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.3%
FINANCIALS – 32.7%
FINANCIAL SERVICES – 22.6%
Charles Schwab Corp.	5,048	$371,983
Intercontinental Exchange, Inc.	2,282	312,418
Capital One Financial Corp.	2,162	299,287
Fiserv, Inc. (a)	1,424	212,294
Ally Financial, Inc.	4,826	191,439
		1,387,421
BANKS – 10.1%
First Citizens BancShares, Inc., Class A	258	433,602
Wells Fargo & Co.	3,166	188,014
		621,616
		2,009,037
COMMUNICATION SERVICES – 14.9%
MEDIA & ENTERTAINMENT – 14.9%
Alphabet, Inc., Class A	2,853	519,732
Charter Communications, Inc., Class A (a)	567	169,630
Warner Bros. Discovery, Inc. (a)	19,057	141,784
Liberty Broadband Corp., Class C (a)	1,527	83,710
		914,856
HEALTH CARE – 10.1%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 6.6%
IQVIA Holdings, Inc. (a)	1,924	406,895
HEALTH CARE EQUIPMENT & SERVICES – 3.5%
Centene Corp. (a)	3,186	211,232
		618,127
INDUSTRIALS – 9.8%
CAPITAL GOODS – 4.9%
Deere & Co.	806	301,146
COMMERCIAL & PROFESSIONAL SERVICES – 4.9%
Paycom Software, Inc.	2,104	301,011
		602,157
ENERGY – 9.7%
ConocoPhillips	2,207	252,427
Phillips 66	1,556	219,660
APA Corp.	4,211	123,966
		596,053
REAL ESTATE – 7.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.1%
CBRE Group, Inc., Class A (a)	4,919	438,319

CONSUMER DISCRETIONARY – 5.3%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 5.3%
Lithia Motors, Inc.	1,299	327,933

INFORMATION TECHNOLOGY – 4.7%
SOFTWARE & SERVICES – 4.7%
Salesforce, Inc.	1,108	284,970
TOTAL COMMON STOCKS – 94.3%
(Cost $4,569,616)		5,791,452

	Par Value	Value
SHORT-TERM INVESTMENTS – 5.9%
REPURCHASE AGREEMENT – 5.9%
Fixed Income Clearing Corp. Repurchase Agreement, 5.29% dated 06/28/24 due 07/01/24, repurchase price $359,782, collateralized by a United States Treasury Note, 3.750% due 04/15/26, value plus accrued interest of $366,816 (Cost: $359,623)	$359,623	$359,623
TOTAL SHORT-TERM INVESTMENTS – 5.9%
(Cost $359,623)		359,623
TOTAL INVESTMENTS – 100.2% (Cost $4,929,239)		6,151,075
Liabilities In Excess of Other Assets – (0.2)%		(11,567)
TOTAL NET ASSETS – 100.0%		$6,139,508

(a)	Non-income producing security.

OAKMARK FUNDS

Oakmark Global Fund

Global Diversification —June 30, 2024 (Unaudited)

	% of Equity Investments
North America	53.6%
United States		53.6%
Europe	42.4%
Germany*		12.9%
United Kingdom		9.7%
Switzerland		8.7%
France*		4.9%
Netherlands*		2.9%
Belgium*		1.7%
Ireland*		1.6%
Asia	4.0%
China		2.0%
South Korea		2.0%

*	Euro currency countries comprise 24.0% of equity investments.

Oakmark Global Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.3%
FINANCIALS – 32.4%
FINANCIAL SERVICES – 16.2%
Julius Baer Group Ltd. (Switzerland)	691	$38,615
Capital One Financial Corp. (United States)	240	33,200
Fiserv, Inc. (United States) (a)	205	30,479
Corebridge Financial, Inc. (United States)	994	28,957
St. James's Place PLC (United Kingdom)	3,925	27,117
Intercontinental Exchange, Inc. (United States)	180	24,681
		183,049
INSURANCE – 10.0%
Prudential PLC (United Kingdom)	3,586	32,563
Willis Towers Watson PLC (United States)	110	28,783
Allianz SE (Germany)	93	25,936
American International Group, Inc. (United States)	337	24,982
		112,264
BANKS – 6.2%
Lloyds Banking Group PLC (United Kingdom)	60,958	42,181
Bank of America Corp. (United States)	711	28,288
		70,469
		365,782
CONSUMER DISCRETIONARY – 18.1%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL– 6.7%
Prosus NV (Netherlands)	890	31,718
Alibaba Group Holding Ltd. (China)	2,456	22,171
Amazon.com, Inc. (United States) (a)	62	11,905
Etsy, Inc. (United States) (a)	176	10,398
		76,192
AUTOMOBILES & COMPONENTS – 6.6%
Mercedes-Benz Group AG (Germany)	610	42,169
General Motors Co. (United States)	687	31,913
		74,082
CONSUMER DURABLES & APPAREL – 4.8%
Kering SA (France)	112	40,529
Brunswick Corp. (United States)	187	13,637
		54,166
		204,440
HEALTH CARE – 14.2%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 10.7%
Bayer AG (Germany)	1,576	44,530
IQVIA Holdings, Inc. (United States) (a)	151	31,906
Roche Holding AG (Switzerland)	79	22,022
Agilent Technologies, Inc. (United States)	91	11,796
Novartis AG (Switzerland)	102	10,918
		121,172

HEALTH CARE EQUIPMENT & SERVICES – 3.5%
Centene Corp. (United States) (a)	337	22,363
Envista Holdings Corp. (United States) (a)	988	16,437
		38,800
		159,972
COMMUNICATION SERVICES – 9.5%
MEDIA & ENTERTAINMENT – 9.5%
Alphabet, Inc., Class A (United States)	221	40,164
Interpublic Group of Cos., Inc. (United States)	1,022	29,726
Charter Communications, Inc., Class A (United States) (a)	76	22,602
Liberty Broadband Corp., Class C (United States) (a)	152	8,338
Warner Bros. Discovery, Inc. (United States) (a)	911	6,777
		107,607
INDUSTRIALS – 7.9%
CAPITAL GOODS – 6.4%
CNH Industrial NV (United States)	3,773	38,222
Daimler Truck Holding AG (Germany)	466	18,552
Deere & Co. (United States)	30	11,358
Travis Perkins PLC (United Kingdom)	391	3,798
		71,930
TRANSPORTATION – 1.5%
Ryanair Holdings PLC ADR (Ireland) (b)	147	17,172
		89,102
INFORMATION TECHNOLOGY – 6.9%
TECHNOLOGY HARDWARE & EQUIPMENT – 5.1%
Samsung Electronics Co. Ltd. (South Korea)	367	21,723
TE Connectivity Ltd. (United States)	119	17,916
Cisco Systems, Inc. (United States)	369	17,550
		57,189
SOFTWARE & SERVICES – 1.8%
Capgemini SE (France)	63	12,549
SAP SE (Germany)	42	8,444
		20,993
		78,182
CONSUMER STAPLES – 3.2%
FOOD, BEVERAGE & TOBACCO – 1.6%
Anheuser-Busch InBev SA (Belgium)	316	18,298
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.6%
Kroger Co. (United States)	359	17,930
		36,228

OAKMARK FUNDS

Oakmark Global Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.3% (cont.)
MATERIALS – 2.1%
Glencore PLC (Switzerland)	4,113	$23,456
ENERGY – 2.0%
ConocoPhillips (United States)	193	22,087
TOTAL COMMON STOCKS – 96.3% (Cost $884,308)		1,086,856

	Par Value	Value
SHORT-TERM INVESTMENT – 3.7%
REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corp. Repurchase Agreement, 5.29% dated 06/28/24 due 07/01/24, repurchase price $42,090, collateralized by a United States Treasury Note, 3.750% due 04/15/26, value plus accrued interest of $42,913 (Cost: $42,071)	$42,071	$42,071
TOTAL SHORT-TERM INVESTMENTS – 3.7% (Cost $42,071)		42,071
TOTAL INVESTMENTS – 100.0% (Cost $926,379)		1,128,927
Foreign Currencies (Cost $2,877) – 0.3%		2,877
Liabilities In Excess of Other Assets – (0.3)%		(2,400)
TOTAL NET ASSETS – 100.0%		$1,129,404

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt

Oakmark.com

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2024 (Unaudited)

		% of Equity Investments
North America		59.0%
	United States		59.0%
Europe		33.9%
	United Kingdom		10.7%
	Germany*		9.7%
	Switzerland		4.8%
	Netherlands*		4.6%
	France*		4.1%
Asia		7.1%
	South Korea		4.6%
	China		2.5%

*	Euro currency countries comprise 18.4% of equity investments.

Oakmark Global Select Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 91.4%
FINANCIALS – 30.8%
FINANCIAL SERVICES – 16.2%
Fiserv, Inc. (United States) (a)	372	$55,437
Intercontinental Exchange, Inc. (United States)	391	53,537
Capital One Financial Corp. (United States)	383	52,985
		161,959
BANKS – 10.1%
Lloyds Banking Group PLC (United Kingdom)	94,436	65,346
Bank of America Corp. (United States)	890	35,398
		100,744
INSURANCE – 4.5%
American International Group, Inc. (United States)	606	45,015
		307,718
HEALTH CARE – 18.3%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 14.0%
IQVIA Holdings, Inc. (United States) (a)	235	49,731
Roche Holding AG (Switzerland)	165	45,931
Bayer AG (Germany)	1,571	44,375
		140,037
HEALTH CARE EQUIPMENT & SERVICES – 4.3%
Centene Corp. (United States) (a)	648	42,956
		182,993
CONSUMER DISCRETIONARY – 14.3%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL– 9.5%
Prosus NV (Netherlands)	1,236	44,037
Amazon.com, Inc. (United States) (a)	136	26,324
Alibaba Group Holding Ltd. (China)	2,699	24,367
		94,728
AUTOMOBILES & COMPONENTS – 4.8%
Mercedes-Benz Group AG (Germany)	697	48,226
		142,954
COMMUNICATION SERVICES – 12.1%
MEDIA & ENTERTAINMENT – 12.1%
Alphabet, Inc., Class A (United States)	341	62,031
Charter Communications, Inc., Class A (United States) (a)	195	58,171
		120,202
CONSUMER STAPLES – 7.7%
FOOD, BEVERAGE & TOBACCO – 3.9%
Danone SA (France)	638	39,013
HOUSEHOLD & PERSONAL PRODUCTS – 3.8%
Reckitt Benckiser Group PLC (United Kingdom)	692	37,452
		76,465
INDUSTRIALS – 5.1%
CAPITAL GOODS – 5.1%
CNH Industrial NV (United States)	5,040	51,058
ENERGY – 3.1%
ConocoPhillips (United States)	270	30,848
TOTAL COMMON STOCKS – 91.4% (Cost $779,488)		912,238

PREFERRED STOCKS – 4.3%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 4.3%
Samsung Electronics Co. Ltd. (South Korea)	942	43,506
TOTAL PREFERRED STOCKS – 4.3% (Cost $41,355)		43,506

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.2%
REPURCHASE AGREEMENT – 4.2%
Fixed Income Clearing Corp. Repurchase Agreement, 5.29% dated 06/28/24 due 07/01/24, repurchase price $42,040, collateralized by United States Treasury Notes, 0.125% - 3.750% due 04/15/26, aggregate value plus accrued interest of $42,862 (Cost: $42,022)	$42,022	$42,022
TOTAL SHORT-TERM INVESTMENTS – 4.2% (Cost $42,022)		42,022
TOTAL INVESTMENTS – 99.9% (Cost $862,865)		997,766
Foreign Currencies (Cost $0)(c) – 0.0% (b)		0	(c)
Other Assets In Excess of Liabilities – 0.1%		757
TOTAL NET ASSETS – 100.0%		$998,523

(a)	Non-income producing security.
(b)	Amount rounds to less than 0.1%.
(c)	Amount rounds to less than $1,000.

OAKMARK FUNDS

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2024 (Unaudited)

		% of Equity Investments
Europe		85.2%
	Germany*		25.9%
	United Kingdom		16.6%
	France*		16.6%
	Switzerland		8.1%
	Netherlands*		6.4%
	Sweden		3.1%
	Ireland*		2.3%
	Italy*		2.1%
	Denmark		1.7%
	Belgium*		1.2%
	Spain*		1.2%
Asia		9.1%
	South Korea		3.5%
	Japan		2.4%
	China		1.9%
	India		0.8%
	Indonesia		0.5%
North America		5.0%
	United States		3.3%
	Canada		1.7%
Australasia		0.7%
	Australia		0.7%

*	Euro currency countries comprise 55.7% of equity investments.

Oakmark International Fund	June 30, 2024 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.1%
CONSUMER DISCRETIONARY – 21.3%
AUTOMOBILES & COMPONENTS – 7.7%
Mercedes-Benz Group AG (Germany)	7,029	$486,040
Continental AG (Germany)	8,064	456,874
Bayerische Motoren Werke AG (Germany)	4,486	424,635
Valeo SE (France) (a)	3,901	41,518
		1,409,067
CONSUMER DURABLES & APPAREL – 5.9%
Kering SA (France)	1,509	546,893
Swatch Group AG (Switzerland)	1,160	237,557
adidas AG (Germany)	802	191,511
Cie Financiere Richemont SA, Class A (Switzerland)	711	110,913
		1,086,874
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 4.4%
Prosus NV (Netherlands)	13,281	473,056
Alibaba Group Holding Ltd. (China)	36,950	333,582
		806,638
CONSUMER SERVICES – 3.3%
Accor SA (France)	6,319	259,204
Amadeus IT Group SA (Spain)	3,186	212,036
Compass Group PLC (United Kingdom)	4,694	128,154
		599,394
		3,901,973
FINANCIALS – 21.0%
BANKS – 10.1%
BNP Paribas SA (France)	9,972	635,745
Lloyds Banking Group PLC (United Kingdom)	877,060	606,897
Intesa Sanpaolo SpA (Italy)	100,435	373,345
Axis Bank Ltd. (India)	8,891	134,900
Bank Mandiri Persero Tbk. PT (Indonesia)	263,403	98,927
		1,849,814
FINANCIAL SERVICES – 6.0%
Schroders PLC (United Kingdom)	74,599	343,065
Edenred SE (France)	7,505	316,744
EXOR NV (Netherlands)	2,604	272,491
Worldline SA (France) (a) (b)	15,795	171,186
		1,103,486
INSURANCE – 4.9%
Prudential PLC (United Kingdom)	57,079	518,349
Allianz SE (Germany)	1,373	381,545
		899,894
		3,853,194
INDUSTRIALS – 19.0%
CAPITAL GOODS – 15.0%
CNH Industrial NV (United States)	58,019	587,736
Daimler Truck Holding AG (Germany)	7,405	294,754
Siemens AG (Germany)	1,477	274,715
SKF AB, Class B (Sweden)	10,901	218,861
Brenntag SE (Germany)	3,169	213,696
Airbus SE (France)	1,527	209,804
Ashtead Group PLC (United Kingdom)	3,107	207,480
Volvo AB, Class B (Sweden)	7,315	187,093
Komatsu Ltd. (Japan)	5,866	170,300
Sandvik AB (Sweden)	6,735	134,961
Smiths Group PLC (United Kingdom)	5,841	125,900
Schindler Holding AG (Switzerland)	340	85,349
Bunzl PLC (United Kingdom)	960	36,527
		2,747,176
TRANSPORTATION – 3.3%
DSV AS (Denmark)	2,004	306,974
Ryanair Holdings PLC ADR (Ireland) (c)	2,473	288,014
		594,988
COMMERCIAL & PROFESSIONAL SERVICES – 0.7%
Brambles Ltd. (Australia)	13,747	133,249
		3,475,413
HEALTH CARE – 13.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.6%
Bayer AG (Germany)	22,348	631,379
Roche Holding AG (Switzerland)	1,142	317,078
Eurofins Scientific SE (France)	4,712	234,892
Novartis AG (Switzerland)	1,896	202,916
		1,386,265
HEALTH CARE EQUIPMENT & SERVICES – 5.8%
Fresenius Medical Care AG (Germany)	11,839	453,398
Fresenius SE & Co. KGaA (Germany) (b)	14,231	424,917
Smith & Nephew PLC (United Kingdom)	15,214	188,588
		1,066,903
		2,453,168
CONSUMER STAPLES – 5.7%
FOOD, BEVERAGE & TOBACCO – 2.4%
Danone SA (France)	3,812	233,039
Anheuser-Busch InBev SA (Belgium)	3,703	214,637
		447,676
HOUSEHOLD & PERSONAL PRODUCTS – 2.4%
Reckitt Benckiser Group PLC (United Kingdom)	5,236	283,413
Henkel AG & Co. KGaA (Germany)	1,929	151,746
		435,159
CONSUMER STAPLES DISTRIBUTION & RETAIL – 0.9%
Koninklijke Ahold Delhaize NV (Netherlands)	5,282	156,070
		1,038,905

OAKMARK FUNDS

Oakmark International Fund	June 30, 2024 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.1% (cont.)
MATERIALS – 5.0%
Glencore PLC (Switzerland)	62,238	$354,902
Akzo Nobel NV (Netherlands)	3,880	235,907
Holcim AG (Switzerland)	1,393	123,466
Smurfit Kappa Group PLC (Ireland)	2,725	121,412
thyssenkrupp AG (Germany)	20,640	89,258
		924,945
COMMUNICATION SERVICES – 5.0%
MEDIA & ENTERTAINMENT – 4.1%
NAVER Corp. (South Korea)	2,576	312,347
WPP PLC (United Kingdom)	33,446	306,274
Publicis Groupe SA (France)	941	100,130
Informa PLC (United Kingdom)	2,702	29,234
		747,985
TELECOMMUNICATION SERVICES – 0.9%
Liberty Global Ltd., Class A (United Kingdom) (b)	9,497	165,529
		913,514
INFORMATION TECHNOLOGY – 4.7%
SOFTWARE & SERVICES – 4.7%
Open Text Corp. (Canada)	9,882	296,750
Fujitsu Ltd. (Japan)	16,211	253,610
Capgemini SE (France)	995	197,874
SAP SE (Germany)	566	114,839
		863,073
TOTAL COMMON STOCKS – 95.1% (Cost $17,158,257)		17,424,185

PREFERRED STOCKS – 1.6%
INFORMATION TECHNOLOGY – 1.6%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.6%
Samsung Electronics Co. Ltd. (South Korea)	6,551	302,665
TOTAL PREFERRED STOCKS – 1.6% (Cost $335,295)		302,665

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.0%
REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 5.29% dated 06/28/24 due 07/01/24, repurchase price $400,070, collateralized by United States Treasury Notes, 0.125% - 4.875% due 04/15/26 - 04/30/26, aggregate value plus accrued interest of $407,892 (Cost: $399,894)	$399,894	$399,894
COMMERCIAL PAPER – 0.8%
American Honda Finance Corp., 5.53% - 5.71%, due 07/08/24 - 09/09/24 (d)	124,725	123,869
Campbell Soup Co., 144A, 5.62% - 5.64%, due 07/22/24 - 07/31/24 (d) (e)	21,500	21,375
TOTAL COMMERCIAL PAPER – 0.8% (Cost $145,342)		145,244
TOTAL SHORT-TERM INVESTMENTS – 3.0% (Cost $545,236)		545,138
TOTAL INVESTMENTS – 99.7% (Cost $18,038,788)		18,271,988
Foreign Currencies (Cost $0) (g) – 0.0% (f)		0	(g)
Other Assets In Excess of Liabilities – 0.3%		49,443
TOTAL NET ASSETS – 100.0%		$18,321,431

(a)	See Note 3 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(b)	Non-income producing security.
(c)	Sponsored American Depositary Receipt
(d)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(f)	Amount rounds to less than 0.1%.
(g)	Amount rounds to less than $1,000.

Oakmark.com

Oakmark International Fund	June 30, 2024 (Unaudited)

Schedule of Investments (in thousands)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2023	Value March 31, 2024	Percent of Net Assets
Valeo (a)	3,901	$19,766	$152,677	$(193,025)	$120,435	$2,926	$247,019	$41,518	0.2%
Worldline	15,795	44,123	0	0	(228,624)	0	355,687	171,186	0.9%
TOTAL	19,696	$63,889	$152,677	$(193,025)	$(108,189)	$2,926	$602,706	$212,704	1.1%

(a) Due to transactions during the period ended June 30, 2024, the company is no longer an affiliate.

OAKMARK FUNDS

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2024 (Unaudited)

		% of Equity Investments
Europe		73.4%
	United Kingdom		19.5%
	Switzerland		11.0%
	Germany*		8.7%
	Sweden		7.8%
	Italy*		6.9%
	Finland*		5.8%
	Netherlands*		4.4%
	Norway		3.3%
	Denmark		3.3%
	Spain*		2.6%
	Belgium*		0.1%
Asia		14.6%
	Japan		6.7%
	South Korea		4.6%
	China		2.3%
	Indonesia		1.0%
Australasia		4.3%
	Australia		4.3%
Latin America		3.8%
	Mexico		2.9%
	Chile		0.9%

North America		2.4%
	Canada		2.4%
Middle East		1.5%
	Israel		1.5%

*	Euro currency countries comprise 28.5% of equity investments.

Oakmark International Small Cap Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.1%
INDUSTRIALS – 31.1%
CAPITAL GOODS – 17.4%
Duerr AG (Germany)	2,071	$43,909
Konecranes OYJ (Finland)	550	31,175
Valmet OYJ (Finland)	1,061	30,330
Travis Perkins PLC (United Kingdom)	3,083	29,972
Howden Joinery Group PLC (United Kingdom)	2,350	26,096
Metso OYJ (Finland)	2,217	23,465
dormakaba Holding AG (Switzerland)	43	22,109
Fluidra SA (Spain)	1,014	21,161
Babcock International Group PLC (United Kingdom)	2,663	17,574
Sulzer AG (Switzerland)	110	15,188
		260,979
COMMERCIAL & PROFESSIONAL SERVICES – 13.7%
ISS AS (Denmark)	2,766	47,421
Loomis AB (Sweden)	1,588	41,360
Hays PLC (United Kingdom)	31,967	38,187
Pagegroup PLC (United Kingdom)	4,034	21,694
SThree PLC (United Kingdom)	3,376	17,584
Randstad NV (Netherlands)	321	14,569
Mitie Group PLC (United Kingdom)	7,243	10,639
Adecco Group AG (Switzerland)	280	9,280
Bravida Holding AB (Sweden)	730	5,411
		206,145
		467,124
FINANCIALS – 18.8%
FINANCIAL SERVICES – 14.3%
Julius Baer Group Ltd. (Switzerland)	888	49,621
Azimut Holding SpA (Italy)	1,716	40,473
Nexi SpA (Italy) (a)	6,521	39,762
St. James's Place PLC (United Kingdom)	5,057	34,934
Euronext NV (Netherlands)	236	21,862
EFG International AG (Switzerland)	1,400	20,605
Intermediate Capital Group PLC (United Kingdom)	268	7,392
		214,649
BANKS – 4.5%
BNK Financial Group, Inc. (South Korea)	6,756	41,574
DGB Financial Group, Inc. (South Korea)	4,482	26,115
		67,689
		282,338
INFORMATION TECHNOLOGY – 10.5%
SOFTWARE & SERVICES – 8.8%
Atea ASA (Norway)	3,350	47,998
TeamViewer SE (Germany) (a)	3,018	33,860
TIS, Inc. (Japan)	1,054	20,420
BIPROGY, Inc. (Japan)	612	16,947
Sapiens International Corp. NV (Israel)	369	12,527
		131,752
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
Softwareone Holding AG (Switzerland)	1,376	25,885
		157,637
CONSUMER DISCRETIONARY – 9.2%
AUTOMOBILES & COMPONENTS – 4.9%
Dometic Group AB (Sweden)	5,751	36,519
Pirelli & C SpA (Italy)	3,414	20,327
Autoliv, Inc. (Sweden)	151	16,177
		73,023
CONSUMER SERVICES – 2.2%
Wynn Macau Ltd. (China)	40,697	33,353
CONSUMER DURABLES & APPAREL – 1.1%
Gildan Activewear, Inc. (Canada)	425	16,105
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL– 1.0%
Fielmann Group AG (Germany)	249	11,454
Wickes Group PLC (United Kingdom)	2,003	3,373
		14,827
		137,308
HEALTH CARE – 6.8%
HEALTH CARE EQUIPMENT & SERVICES – 5.7%
Ansell Ltd. (Australia)	2,225	39,399
ConvaTec Group PLC (United Kingdom)	6,986	20,735
Elekta AB, Class B (Sweden)	2,380	14,865
Medmix AG (Switzerland)	742	11,217
		86,216
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.1%
Grifols SA ADR (Spain) (a) (b)	2,584	16,290
		102,506
MATERIALS – 5.4%
Lanxess AG (Germany)	1,529	37,622
DS Smith PLC (United Kingdom)	6,192	32,954
Essentra PLC (United Kingdom)	4,817	9,671
Titan Cement International SA (Belgium)	37	1,154
		81,401
COMMUNICATION SERVICES – 5.0%
MEDIA & ENTERTAINMENT – 4.1%
Megacable Holdings SAB de CV (Mexico)	10,643	26,747
oOh!media Ltd. (Australia)	26,054	23,464
Hakuhodo DY Holdings, Inc. (Japan)	1,479	10,804
		61,015
TELECOMMUNICATION SERVICES – 0.9%
Sarana Menara Nusantara Tbk. PT (Indonesia)	316,338	14,199
		75,214

OAKMARK FUNDS

Oakmark International Small Cap Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.1% (cont.)
CONSUMER STAPLES – 4.9%
FOOD, BEVERAGE & TOBACCO – 2.4%
JDE Peet's NV (Netherlands)	1,382	$27,535
Strauss Group Ltd. (Israel)	581	8,577
		36,112
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.5%
Sugi Holdings Co. Ltd. (Japan)	1,627	22,382
HOUSEHOLD & PERSONAL PRODUCTS – 1.0%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	8,994	15,559
		74,053
REAL ESTATE – 4.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.4%
Katitas Co. Ltd. (Japan)	2,495	27,034
Colliers International Group, Inc. (Canada)	174	19,397
LSL Property Services PLC (United Kingdom)	3,190	13,428
International Workplace Group PLC (Switzerland)	2,881	6,296
		66,155
TOTAL COMMON STOCKS – 96.1% (Cost $1,424,909)		1,443,736

PREFERRED STOCKS – 0.8%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES – 0.8%
Embotelladora Andina SA (Chile)	4,380	12,400
TOTAL PREFERRED STOCKS – 0.8% (Cost $13,017)		12,400

	Par Value	Value
SHORT-TERM INVESTMENT – 2.7%
REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corp. Repurchase Agreement, 5.29% dated 06/28/24 due 07/01/24, repurchase price $40,901, collateralized by a United States Treasury Note, 3.750% due 04/15/26, value plus accrued interest of $41,701 (Cost: $40,883)	$40,883	$40,883
TOTAL SHORT-TERM INVESTMENTS – 2.7% (Cost $40,883)		40,883
TOTAL INVESTMENTS – 99.6% (Cost $1,478,809)		1,497,019
Foreign Currencies (Cost $464) – 0.0% (c)		464
Other Assets In Excess of Liabilities – 0.4%		4,949
TOTAL NET ASSETS – 100.0%		$1,502,432

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 58.0%
FINANCIALS – 18.9%
FINANCIAL SERVICES – 12.6%
Fiserv, Inc. (a)	1,094	$163,080
Charles Schwab Corp.	1,735	127,867
Intercontinental Exchange, Inc.	831	113,742
Corebridge Financial, Inc.	3,646	106,177
Capital One Financial Corp.	682	94,423
Ally Financial, Inc.	1,800	71,402
State Street Corp.	653	48,337
Nasdaq, Inc.	695	41,882
BlackRock, Inc.	41	31,886
		798,796
INSURANCE – 4.7%
American International Group, Inc.	1,562	115,993
Reinsurance Group of America, Inc.	496	101,793
Willis Towers Watson PLC	298	78,170
		295,956
BANKS – 1.6%
Bank of America Corp.	2,631	104,651
		1,199,403
COMMUNICATION SERVICES – 8.9%
MEDIA & ENTERTAINMENT – 8.9%
Alphabet, Inc., Class A	1,051	191,476
Charter Communications, Inc., Class A (a)	388	116,116
Warner Music Group Corp., Class A	2,842	87,107
Comcast Corp., Class A	1,993	78,026
Interpublic Group of Cos., Inc.	1,973	57,392
Warner Bros. Discovery, Inc. (a)	4,554	33,878
		563,995
CONSUMER DISCRETIONARY – 8.6%
AUTOMOBILES & COMPONENTS – 3.1%
BorgWarner, Inc.	2,199	70,905
General Motors Co.	1,494	69,402
Thor Industries, Inc.	598	55,858
		196,165
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 3.0%
Amazon.com, Inc. (a) (b)	590	114,095
Lithia Motors, Inc.	296	74,801
		188,896
CONSUMER SERVICES – 1.6%
Wendy's Co.	5,948	100,873
CONSUMER DURABLES & APPAREL – 0.9%
Brunswick Corp.	402	29,232
Carter's, Inc.	446	27,632
		56,864
		542,798
HEALTH CARE – 5.0%
HEALTH CARE EQUIPMENT & SERVICES – 3.3%
Centene Corp. (a)	1,666	110,423
Baxter International, Inc.	1,599	53,493
GE HealthCare Technologies, Inc.	565	44,009
		207,925
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.7%
IQVIA Holdings, Inc. (a)	532	112,423
		320,348
INDUSTRIALS – 4.8%
CAPITAL GOODS – 2.3%
Deere & Co.	282	105,363
Masco Corp.	618	41,189
		146,552
COMMERCIAL & PROFESSIONAL SERVICES – 1.4%
OPENLANE, Inc. (a)	2,924	48,509
ABM Industries, Inc.	841	42,509
		91,018
TRANSPORTATION – 1.1%
Delta Air Lines, Inc.	1,433	67,996
		305,566
MATERIALS – 4.2%
Glencore PLC	22,886	130,504
Corteva, Inc.	1,906	102,831
Sealed Air Corp.	897	31,214
		264,549
CONSUMER STAPLES – 2.6%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.1%
Kroger Co.	1,377	68,729
HOUSEHOLD & PERSONAL PRODUCTS – 0.9%
Kenvue, Inc.	3,207	58,305
FOOD, BEVERAGE & TOBACCO – 0.6%
Keurig Dr Pepper, Inc.	1,051	35,100
		162,134
ENERGY – 2.4%
Phillips 66	518	73,140
ConocoPhillips	389	44,471
EOG Resources, Inc.	275	34,577
		152,188
INFORMATION TECHNOLOGY – 1.8%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.2%
TE Connectivity Ltd.	495	74,459
SOFTWARE & SERVICES – 0.6%
Salesforce, Inc.	147	37,665
		112,124

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 58.0% (cont.)
REAL ESTATE – 0.8%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.8%
Howard Hughes Holdings, Inc. (a)	832	$53,905
TOTAL COMMON STOCKS – 58.0% (Cost $2,788,241)		3,677,010

PREFERRED STOCKS – 0.1%
COMMUNICATION SERVICES – 0.1%
Liberty Broadband Corp., Series A (c), 7.00%	224	5,051
TOTAL PREFERRED STOCKS – 0.1% (Cost $6,229)		5,051

	Par Value	Value
FIXED INCOME – 40.3%
CORPORATE BONDS – 16.5%
FINANCIALS – 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, due 10/29/33	$15,500	$13,001
2.45%, due 10/29/26	12,500	11,660
5.75%, due 06/06/28	4,000	4,042
Ally Financial, Inc.
4.70% (5 yr. CMT + 3.868%) (c) (d)	23,750	20,900
6.992% (1 day USD SOFR + 3.260%), due 06/13/29 (d)	9,250	9,598
4.70% (7 yr. CMT + 3.481%) (c) (d)	2,000	1,602
Apollo Commercial Real Estate Finance, Inc., 144A
4.625%, due 06/15/29 (e)	20,373	17,079
Bank of America Corp.
2.551% (1 day USD SOFR + 1.050%), due 02/04/28 (d)	13,575	12,670
4.45%, due 03/03/26	5,000	4,917
Capital One Financial Corp.
7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (d)	19,600	21,577
Charles Schwab Corp.
5.853% (1 day USD SOFR + 2.500%), due 05/19/34 (d)	23,750	24,214
Citigroup, Inc.
7.625% (5 yr. CMT + 3.211%) (c) (d)	14,500	15,097
3.40%, due 05/01/26	15,000	14,487
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	5,857
Equitable Financial Life Global Funding, 144A
1.70%, due 11/12/26 (e)	15,000	13,747
First Citizens BancShares, Inc.
3.375% (3 mo. USD Term SOFR + 2.465%), due 03/15/30 (d)	15,000	14,361
Goldman Sachs Group, Inc.
5.727% (1 day USD SOFR + 1.265%), due 04/25/30 (d)	13,500	13,740
3.814% (3 mo. USD Term SOFR + 1.420%), due 04/23/29 (d)	7,200	6,832
JPMorgan Chase & Co.
1.47% (1 day USD SOFR + 0.765%), due 09/22/27 (d)	21,000	19,288
5.581% (1 day USD SOFR + 1.160%), due 04/22/30 (d)	10,000	10,158
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (e)	9,000	8,640
LPL Holdings, Inc.
6.75%, due 11/17/28	14,225	14,938
6.00%, due 05/20/34	14,300	14,279
Morgan Stanley
5.164% (1 day USD SOFR + 1.590%), due 04/20/29 (d)	4,850	4,834
5.173% (1 day USD SOFR + 1.450%), due 01/16/30 (d)	4,500	4,489
Pershing Square Holdings Ltd., 144A
3.25%, due 11/15/30 (e)	14,000	11,806
Reinsurance Group of America, Inc.
3.95%, due 09/15/26	4,905	4,768
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A
4.00%, due 10/15/33 (e)	7,075	5,962
Stifel Financial Corp.
4.00%, due 05/15/30	12,242	11,269
Truist Financial Corp.
5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (d)	9,750	9,824
Wells Fargo & Co.
2.393% (1 day USD SOFR + 2.100%), due 06/02/28 (d)	11,000	10,131
5.707% (1 day USD SOFR + 1.070%), due 04/22/28 (d)	10,000	10,087
5.499% (1 day USD SOFR + 1.780%), due 01/23/35 (d)	1,350	1,345
5.198% (1 day USD SOFR + 1.500%), due 01/23/30 (d)	1,350	1,344
Willis North America, Inc.
5.90%, due 03/05/54	9,600	9,303
		377,846
INDUSTRIALS – 3.4%
AutoNation, Inc.
3.85%, due 03/01/32	11,750	10,436
Bacardi Ltd., 144A
4.45%, due 05/15/25 (e)	4,900	4,841
Boeing Co., 144A
6.858%, due 05/01/54 (e)	25,000	25,654
Bombardier, Inc., 144A
7.00%, due 06/01/32 (e)	10,000	10,139
Carlisle Cos., Inc.
2.20%, due 03/01/32	21,055	16,944
Fortune Brands Innovations, Inc.
4.00%, due 06/15/25	13,430	13,205

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 40.3% (cont.)
CORPORATE BONDS – 16.5% (cont.)
INDUSTRIALS – 3.4% (cont.)
5.875%, due 06/01/33	$10,000	$10,133
GXO Logistics, Inc.
6.50%, due 05/06/34	8,200	8,321
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (e)	18,500	16,009
3.75%, due 05/01/29 (e)	9,000	8,253
Howmet Aerospace, Inc.
3.00%, due 01/15/29	23,560	21,395
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.75%, due 04/01/33	5,000	4,988
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 144A
6.75%, due 03/15/34 (e)	3,482	3,691
Lennox International, Inc.
1.35%, due 08/01/25	2,000	1,909
MasTec, Inc.
5.90%, due 06/15/29	2,100	2,109
Stanley Black & Decker, Inc.
2.30%, due 03/15/30	31,350	26,722
United Parcel Service, Inc.
5.15%, due 05/22/34	10,000	9,972
Viterra Finance BV, 144A
5.25%, due 04/21/32 (e)	13,150	12,825
2.00%, due 04/21/26 (e)	11,400	10,659
		218,205
CONSUMER DISCRETIONARY – 2.6%
AutoNation, Inc.
1.95%, due 08/01/28	4,940	4,284
Brunswick Corp.
2.40%, due 08/18/31	35,813	28,647
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, due 05/01/32	20,000	16,108
CCO Holdings LLC/CCO Holdings Capital Corp., 144A
4.75%, due 03/01/30 (e)	2,980	2,581
5.125%, due 05/01/27 (e)	250	240
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, due 03/15/28	9,950	9,403
Expedia Group, Inc.
4.625%, due 08/01/27	13,576	13,330
5.00%, due 02/15/26	4,334	4,301
General Motors Financial Co., Inc.
5.95%, due 04/04/34	3,850	3,853
Lear Corp.
2.60%, due 01/15/32	6,935	5,679
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (e)	8,540	7,671
4.625%, due 12/15/27 (e)	2,980	2,843
M/I Homes, Inc.
3.95%, due 02/15/30	7,100	6,329
Marriott International, Inc.
2.75%, due 10/15/33	13,750	11,098
4.625%, due 06/15/30	9,400	9,123
MGM Resorts International
4.75%, due 10/15/28	13,875	13,210
Raising Cane's Restaurants LLC, 144A
9.375%, due 05/01/29 (e)	600	648
Tapestry, Inc.
7.85%, due 11/27/33	4,150	4,371
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (e)	17,250	15,142
ZF North America Capital, Inc., 144A
6.75%, due 04/23/30 (e)	8,850	9,013
		167,874
ENERGY – 1.4%
Apache Corp.
5.35%, due 07/01/49	10,000	8,372
Cheniere Energy, Inc., 144A
5.65%, due 04/15/34 (e)	850	851
Chesapeake Energy Corp., 144A
5.875%, due 02/01/29 (e)	14,525	14,379
6.75%, due 04/15/29 (e)	8,000	8,015
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (e)	20,000	18,358
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (e)	26,312	25,258
Patterson-UTI Energy, Inc.
7.15%, due 10/01/33	10,000	10,592
		85,825
REAL ESTATE – 1.1%
Alexandria Real Estate Equities, Inc.
4.75%, due 04/15/35	9,892	9,207
CBRE Services, Inc.
5.50%, due 04/01/29	10,000	10,052
2.50%, due 04/01/31	10,750	8,930
GLP Capital LP/GLP Financing II, Inc.
4.00%, due 01/15/31	9,425	8,450
5.75%, due 06/01/28	4,975	4,978
5.25%, due 06/01/25	4,975	4,933
5.375%, due 04/15/26	3,925	3,893
Howard Hughes Corp., 144A
4.375%, due 02/01/31 (e)	4,250	3,659
5.375%, due 08/01/28 (e)	3,400	3,231
RHP Hotel Properties LP/RHP Finance Corp., 144A
4.50%, due 02/15/29 (e)	10,875	10,199
		67,532
HEALTH CARE – 0.8%
CVS Health Corp.
5.70%, due 06/01/34	10,000	9,973
Embecta Corp., 144A
5.00%, due 02/15/30 (e)	18,102	14,907
Humana, Inc.
5.375%, due 04/15/31	10,000	9,947
Icon Investments Six DAC
6.00%, due 05/08/34	10,000	10,216

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 40.3% (cont.)
CORPORATE BONDS – 16.5% (cont.)
HEALTH CARE – 0.8% (cont.)
Universal Health Services, Inc.
1.65%, due 09/01/26	$7,750	$7,128
		52,171
CONSUMER STAPLES – 0.5%
Bacardi Ltd./Bacardi-Martini BV, 144A
5.40%, due 06/15/33 (e)	5,845	5,699
Dollar General Corp.
5.45%, due 07/05/33	15,000	14,913
Imperial Brands Finance PLC, 144A
6.125%, due 07/27/27 (e)	4,000	4,070
Philip Morris International, Inc.
5.25%, due 02/13/34	8,750	8,584
		33,266
UTILITIES – 0.2%
NRG Energy, Inc., 144A
7.00%, due 03/15/33 (e)	2,400	2,534
Southern Co.
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (d)	13,750	12,911
		15,445
COMMUNICATION SERVICES – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, due 02/01/32	3,705	2,858
4.908%, due 07/23/25	688	681
Meta Platforms, Inc.
4.95%, due 05/15/33	10,000	10,050
		13,589
MATERIALS – 0.2%
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (e)	10,000	8,205
3.875%, due 10/27/27 (e)	4,950	4,724
		12,929
INFORMATION TECHNOLOGY – 0.1%
Apple, Inc.
2.65%, due 02/08/51	6,000	3,794
Total Corporate Bonds (Cost $1,096,060)		1,048,476

GOVERNMENT AND AGENCY SECURITIES – 8.7%
U.S. GOVERNMENT NOTES – 5.4%
U.S. Treasury Notes
2.875%, due 05/15/32	300,000	270,293
3.50%, due 02/15/33	50,000	46,863
3.75%, due 12/31/28	25,000	24,362
		341,518
U.S. GOVERNMENT BONDS – 3.3%
U.S. Treasury Bonds
2.75%, due 08/15/42	90,000	69,222
3.625%, due 02/15/53	75,000	63,803
3.875%, due 02/15/43	50,000	45,195
3.00%, due 08/15/52	45,000	33,854
		212,074
Total Government and Agency Securities (Cost $592,991)		553,592

MORTGAGE-BACKED SECURITIES – 5.9%
Federal National Mortgage Association, Pool FS3883
4.50%, due 02/01/53	38,886	36,716
Federal Home Loan Mortgage Corp., Pool SD5400
2.00%, due 01/01/52	41,712	32,903
Federal Home Loan Mortgage Corp., Pool SD5108
2.00%, due 02/01/51	41,405	32,550
Federal National Mortgage Association, Pool CB4555
4.50%, due 09/01/52	34,299	32,389
Federal National Mortgage Association, Pool MA4047
2.00%, due 06/01/50	40,704	32,181
Federal Home Loan Mortgage Corp., Pool SD4959
2.00%, due 03/01/52	40,473	31,976
Federal National Mortgage Association, Pool FS5803
2.00%, due 09/01/51	36,349	28,540
Federal National Mortgage Association, Pool BW9842
4.50%, due 09/01/52	29,013	27,550
Federal Home Loan Mortgage Corp., Pool QD3619
2.50%, due 12/01/51	28,985	23,750
Federal Home Loan Mortgage Corp., Pool RA8038
4.50%, due 10/01/52	19,755	18,652
Federal National Mortgage Association, Pool FS6895
2.00%, due 05/01/52	17,576	13,806
Federal National Mortgage Association, Pool FS5296
4.50%, due 05/01/53	14,380	13,575
Federal National Mortgage Association, Pool CB2789
2.00%, due 02/01/52	15,874	12,438
Federal National Mortgage Association, Pool MA4378
2.00%, due 07/01/51	12,331	9,688
Federal National Mortgage Association, Pool MA4325
2.00%, due 05/01/51	10,733	8,441
Federal National Mortgage Association, Pool FM8692
2.50%, due 09/01/51	8,738	7,138
Federal National Mortgage Association, Pool MA4464
1.50%, due 11/01/51	7,402	5,525
Federal Home Loan Mortgage Corp., Pool RA7522
4.50%, due 06/01/52	5,847	5,515

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 40.3% (cont.)
MORTGAGE-BACKED SECURITIES – 5.9% (cont.)
Federal Home Loan Mortgage Corp., Pool SD8149
1.50%, due 06/01/51	$1,883	$1,413
TOTAL MORTGAGE-BACKED SECURITIES – 5.9% (Cost $377,565)		374,746

ASSET BACKED SECURITIES – 3.8%
Santander Drive Auto Receivables Trust, Series 2024-2-Class D,
6.28%, due 08/15/31	11,500	11,665
Ford Credit Auto Owner Trust, Series 2023-B-Class C,
5.71%, due 12/15/30	11,410	11,514
CCG Receivables Trust, Series 2023-1-Class B, 144A,
5.99%, due 09/16/30 (e)	10,000	9,993
CPS Auto Receivables Trust, Series 2023-D-Class D, 144A,
7.80%, due 01/15/30 (e)	9,237	9,612
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class B, 144A,
5.74%, due 07/16/29 (e)	9,500	9,550
GM Financial Consumer Automobile Receivables Trust, Series 2023-4-Class C,
6.41%, due 05/16/29	8,750	8,977
Carvana Auto Receivables Trust, Series 2021-N2-Class E, 144A,
2.90%, due 03/10/28 (e)	9,234	8,683
CarMax Auto Owner Trust , Series 2023-1-Class D,
6.27%, due 11/15/29	8,500	8,581
HPEFS Equipment Trust, Series 2023-2A-Class-C, 144A,
6.48%, due 01/21/31 (e)	8,000	8,085
CCG Receivables Trust, Series 2023-1-Class C, 144A,
6.28%, due 09/16/30 (e)	8,000	8,011
CPS Auto Receivables Trust, Series 2024-B-Class E, 144A,
8.36%, due 11/17/31 (e)	7,250	7,338
CPS Auto Receivables Trust, Series 2022-A-Class E, 144A,
4.88%, due 04/16/29 (e)	7,500	7,149
Carmax Auto Owner Trust, Series 2023-3-Class C,
5.61%, due 02/15/29	6,330	6,337
CarMax Auto Owner Trust , Series 2023-1-Class C,
5.19%, due 01/16/29	6,000	5,948
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class C, 144A,
5.94%, due 01/20/43 (e)	5,807	5,813
Sierra Timeshare Receivables Funding LLC, Series 2023-3A-Class C, 144A,
7.12%, due 09/20/40 (e)	5,124	5,168
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A,
7.30%, due 04/20/40 (e)	5,003	5,074
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A,
8.04%, due 03/15/32 (e)	5,000	5,011
Carvana Auto Receivables Trust, Series 2023-P2-Class C, 144A,
5.84%, due 07/10/29 (e)	4,982	4,941
Carvana Auto Receivables Trust, Series 2023-P4-Class D, 144A,
7.37%, due 10/10/30 (e)	4,740	4,906
CarMax Auto Owner Trust , Series 2022-2-Class D,
4.75%, due 10/16/28	5,000	4,890
CCG Receivables Trust, Series 2022-1-Class B, 144A,
4.42%, due 07/16/29 (e)	5,000	4,885
HPEFS Equipment Trust, Series 2023-2A-Class-D, 144A,
6.97%, due 07/21/31 (e)	4,750	4,829
HPEFS Equipment Trust, Series 2024-2A-Class D, 144A,
5.82%, due 04/20/32 (e)	4,460	4,462
Carvana Auto Receivables Trust, Series 2024-P2-Class N, 144A,
7.03%, due 06/10/31 (e)	4,250	4,250
Carvana Auto Receivables Trust, Series 2023-P2-Class D, 144A,
6.72%, due 06/10/30 (e)	4,000	4,046
GreatAmerica Leasing Receivables Funding LLC, Series 2023-1-Class B, 144A,
5.21%, due 03/15/30 (e)	4,000	3,979
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A,
9.66%, due 02/18/31 (e)	3,750	3,927
CarMax Auto Owner Trust , Series 2023-2-Class C,
5.57%, due 11/15/28	3,750	3,744
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1-Class B, 144A,
5.18%, due 12/16/30 (e)	3,700	3,679
CarMax Auto Owner Trust , Series 2023-2-Class D,
6.55%, due 10/15/29	3,610	3,643
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (e)	3,483	3,522
CPS Auto Receivables Trust, Series 2024-A-Class D, 144A,
6.13%, due 04/15/30 (e)	3,200	3,201
CPS Auto Receivables Trust, Series 2024-A-Class E, 144A,
8.42%, due 08/15/31 (e)	3,100	3,139

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 40.3% (cont.)
ASSET BACKED SECURITIES – 3.8% (cont.)
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (e)	$3,000	$3,112
Carmax Auto Owner Trust, Series 2023-3-Class D,
6.44%, due 12/16/30	3,000	3,031
GreatAmerica Leasing Receivables Funding LLC, Series 2023-1-Class C, 144A,
5.50%, due 03/17/31 (e)	3,000	2,984
CCG Receivables Trust, Series 2022-1-Class C, 144A,
4.67%, due 07/16/29 (e)	3,000	2,928
Carvana Auto Receivables Trust, Series 2023-P3-Class B, 144A,
5.97%, due 09/10/29 (e)	2,750	2,787
Carvana Auto Receivables Trust, Series 2023-P3-Class C, 144A,
6.09%, due 11/13/29 (e)	2,675	2,698
CCG Receivables Trust, Series 2023-2-Class C, 144A,
6.45%, due 04/14/32 (e)	2,033	2,059
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class D, 144A,
8.02%, due 01/20/43 (e)	1,979	1,990
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1-Class C, 144A,
5.43%, due 12/15/31 (e)	1,950	1,944
Carvana Auto Receivables Trust, Series 2024-P2-Class D,
6.10%, due 06/10/31	1,625	1,631
Santander Drive Auto Receivables Trust, Series 2024-1-Class C,
5.45%, due 03/15/30	1,250	1,247
Carvana Auto Receivables Trust, Series 2022-P1-Class D,
4.80%, due 01/10/29	1,247	1,196
Carvana Auto Receivables Trust, Series 2023-P3-Class D, 144A,
6.82%, due 08/12/30 (e)	1,000	1,029
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class C, 144A,
6.36%, due 06/20/40 (e)	694	687
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (e)	347	350
Total Asset Backed Securities (Cost $235,393)		238,225

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.0%
Chase Home Lending Mortgage Trust, Series 2024-6-Class B1, 144A
7.143%, due 05/25/55 (d) (e)	15,530	16,493
Bank, Series 2022-BNK40-Class A4
3.506%, due 03/15/64 (d)	17,000	14,955
GS Mortgage-Backed Securities Trust, Series 2024-PJ6-Class B1, 144A
6.81%, due 10/25/54 (d) (e)	13,105	13,451
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A
6.721%, due 01/25/55 (d) (e)	12,632	13,023
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA5-Class M1A, 144A
8.285% (30 day USD SOFR Average + 2.950%), due 06/25/42 (d) (e)	12,213	12,541
JP Morgan Mortgage Trust, Series 2024-4-Class B1, 144A
7.215%, due 10/25/54 (d) (e)	10,774	11,405
GS Mortgage-Backed Securities Trust, Series 2024-PJ5-Class B1, 144A
6.924%, due 09/25/54 (d) (e)	10,395	10,762
JP Morgan Mortgage Trust, Series 2024-2-Class B1, 144A
7.438%, due 08/25/54 (d) (e)	10,028	10,752
Sequoia Mortgage Trust, Series 2024-6-Class B1, 144A
6.605%, due 07/27/54 (d) (e)	10,443	10,609
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA6- Class M1A, 144A
7.485% (30 day USD SOFR Average + 2.150%), due 09/25/42 (d) (e)	9,149	9,274
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R06-Class 1M1, 144A
8.085% (30 day USD SOFR Average + 2.750%), due 05/25/42 (d) (e)	8,726	8,970
J.P. Morgan Mortgage Trust, Series 2021-14-Class B1, 144A
3.154%, due 05/25/52 (d) (e)	9,520	7,775
JP Morgan Mortgage Trust, Series 2021-10-Class B1, 144A
2.805%, due 12/25/51 (d) (e)	9,904	7,738
JP Morgan Mortgage Trust, Series 2024-2-Class B2, 144A
7.438%, due 08/25/54 (d) (e)	7,278	7,679
RCKT Mortgage Trust, Series 2021-5-Class B2A, 144A
2.92%, due 11/25/51 (d) (e)	8,589	6,722
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1-Class M1A, 144A
6.335% (30 day USD SOFR Average + 1.000%), due 01/25/42 (d) (e)	6,294	6,293
GS Mortgage-Backed Securities Trust, Series 2021-PJ6-Class B1, 144A
2.679%, due 11/25/51 (d) (e)	7,220	5,683
JP Morgan Mortgage Trust, Series 2022-6-Class B1, 144A
3.303%, due 11/25/52 (d) (e)	4,540	3,697

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 40.3% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.0% (cont.)
Bank, Series 2022-BNK40-Class AS
3.506%, due 03/15/64 (d)	$3,500	$2,996
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3-Class M1A, 144A
7.335% (30 day USD SOFR Average + 2.000%), due 04/25/42 (d) (e)	2,802	2,844
Sequoia Mortgage Trust, Series 2021-9-Class B2, 144A
2.859%, due 01/25/52 (d) (e)	2,823	2,247
JP Morgan Mortgage Trust, Series 2021-11-Class B1, 144A
3.022%, due 01/25/52 (d) (e)	2,816	2,230
GS Mortgage-Backed Securities Trust, Series 2021-PJ8-Class B1, 144A
2.763%, due 01/25/52 (d) (e)	1,508	1,189
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03-Class 1M1, 144A
7.435% (30 day USD SOFR Average + 2.100%), due 03/25/42 (d) (e)	1,037	1,055
JP Morgan Mortgage Trust, Series 2022-3-Class B1, 144A
3.104%, due 08/25/52 (d) (e)	878	695
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 3.0% (Cost $191,211)		191,078

BANK LOANS – 2.2%(f)
CONSUMER DISCRETIONARY – 0.6%
Peer Holding III BV 2023 USD Term Loan B4
8.585% (3 mo. USD Term SOFR + 3.250%), due 10/28/30 (d)	8,900	8,906
Wand Newco 3, Inc. 2024 Term Loan B
9.094% (1 mo. USD Term SOFR + 3.750%), due 01/30/31 (d)	25,000	25,152
Peer Holding III BV 2024 USD Term Loan B4
0.00%, due 10/28/30 (g)	5,000	5,002
		39,060
FINANCIALS – 0.5%
GTCR W Merger Sub LLC USD Term Loan B
8.335% (3 mo. USD Term SOFR + 3.000%), due 01/31/31 (d)	15,000	14,998
Citadel Securities LP 2024 Term Loan B
7.594% (1 mo. USD Term SOFR + 2.250%), due 07/29/30 (d)	19,778	19,828
		34,826
INDUSTRIALS – 0.5%
SkyMiles IP Ltd. 2020 Term Loan B
9.075% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (d)	6,010	6,146
Uber Technologies, Inc. 2023 Term Loan B
8.089% (3 mo. USD Term SOFR + 2.750%), due 03/03/30 (d)	12,614	12,664
Vestis Corp. Term Loan
7.577% (3 mo. USD Term SOFR + 2.250%), due 02/22/31 (d)	2,500	2,485
Reynolds Group Holdings, Inc. 2024 Term Loan B3
0.00%, due 09/24/28 (g)	10,000	10,004
		31,299
HEALTH CARE – 0.3%
Medline Borrower LP 2024 Term Loan B
8.094% (1 mo. USD Term SOFR + 2.750%), due 10/23/28 (d)	20,154	20,181
		20,181
ENERGY – 0.3%
ChampionX Corp. 2022 Term Loan B2
8.194% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (d)	16,253	16,299
		16,299
Total Bank Loans (Cost $141,010)		141,665

	Shares	Value
CONVERTIBLE BOND – 0.2%
HEALTH CARE – 0.2%
Envista Holdings Corp., 144A 1.75%, due 08/15/28 (e)	16,440	$14,003
Total Convertible Bond (Cost $14,503)		14,003
TOTAL FIXED INCOME – 40.3% (Cost $2,648,733)		2,561,785

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENTS – 1.6%
REPURCHASE AGREEMENT – 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 5.29% dated 06/28/24 due 07/01/24, repurchase price $100,188, collateralized by a United States Treasury Note, 0.750% due 03/31/26, value plus accrued interest of $102,147 (Cost: $100,144)	$100,144	$100,144
COMMERCIAL PAPER – 0.0%(h)
Campbell Soup Co., 144A,
5.71%, due 07/25/24 (e) (i) (Cost $1,992)	2,000	1,991
TOTAL SHORT-TERM INVESTMENTS – 1.6% (Cost $102,136)		102,135
TOTAL INVESTMENTS – 100.0% (Cost $5,545,339)		6,345,981
Liabilities In Excess of Other Assets – 0.0%(h)		(1,404)
NET ASSETS – 100.0%		$6,344,577

(a)	Non-income producing security.
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	Security is perpetual and has no stated maturity date.
(d)	Floating Rate Note. Rate shown is as of June 30, 2024.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(f)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(h)	Amount rounds to less than 0.1%.
(i)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Abbreviations:

REIT: Real Estate Investment Trust

SOFR: Secured Overnight Financing Rate

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
Amazon.com, Inc.	$215.00	8/16/24	(2,000)	$(38,650)	$(745)	$(751)	$6
				$(38,650)	$(745)	$(751)	$6

Oakmark.com

Oakmark Bond Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 0.4%
COMMUNICATION SERVICES – 0.4%
Liberty Broadband Corp., Series A (a), 7.00%	31	$691
TOTAL PREFERRED STOCKS – 0.4% (Cost $821)		691

	Par Value	Value
FIXED INCOME – 98.6%
CORPORATE BONDS – 38.1%
FINANCIALS – 9.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, due 10/29/33	$850	$713
5.75%, due 06/06/28	500	505
Ally Financial, Inc.
4.70% (7 yr. CMT + 3.481%) (a) (b)	1,000	801
Apollo Commercial Real Estate Finance, Inc., 144A
4.625%, due 06/15/29 (c)	1,250	1,048
Capital One Financial Corp.
3.95% (5 yr. CMT + 3.157%) (a) (b)	1,000	920
7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (b)	600	661
Charles Schwab Corp.
5.853% (1 day USD SOFR + 2.500%), due 05/19/34 (b)	1,350	1,376
Citigroup, Inc.
4.70% (1 day USD SOFR + 3.234%) (a) (b)	1,250	1,222
7.625% (5 yr. CMT + 3.211%) (a) (b)	500	521
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (c)	1,000	960
LPL Holdings, Inc.
6.75%, due 11/17/28	500	525
6.00%, due 05/20/34	500	499
Morgan Stanley
5.173% (1 day USD SOFR + 1.450%), due 01/16/30 (b)	1,000	998
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A
3.875%, due 03/01/31 (c)	750	654
4.00%, due 10/15/33 (c)	500	421
Truist Financial Corp.
5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (b)	1,100	1,108
Wells Fargo & Co.
3.90% (5 yr. CMT + 3.453%) (a) (b)	1,000	957
5.499% (1 day USD SOFR + 1.780%), due 01/23/35 (b)	850	847
5.198% (1 day USD SOFR + 1.500%), due 01/23/30 (b)	850	846
Willis North America, Inc.
5.90%, due 03/05/54	250	242
		15,824
INDUSTRIALS – 7.5%
AAR Escrow Issuer LLC, 144A
6.75%, due 03/15/29 (c)	250	255
AutoNation, Inc.
3.85%, due 03/01/32	1,350	1,199
Boeing Co.
3.625%, due 02/01/31	200	175
Boeing Co., 144A
6.858%, due 05/01/54 (c)	1,000	1,026
Bombardier, Inc., 144A
7.00%, due 06/01/32 (c)	1,000	1,014
GXO Logistics, Inc.
6.50%, due 05/06/34	1,500	1,522
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (c)	1,000	866
Howmet Aerospace, Inc.
3.00%, due 01/15/29	900	817
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 144A
6.75%, due 03/15/34 (c)	1,254	1,329
MasTec, Inc.
5.90%, due 06/15/29	1,250	1,255
Stanley Black & Decker, Inc.
2.30%, due 03/15/30	500	426
Uber Technologies, Inc., 144A
4.50%, due 08/15/29 (c)	1,100	1,048
Viterra Finance BV, 144A
2.00%, due 04/21/26 (c)	1,000	935
5.25%, due 04/21/32 (c)	250	244
		12,111
CONSUMER DISCRETIONARY – 7.4%
Amer Sports Co., 144A
6.75%, due 02/16/31 (c)	500	499
Brunswick Corp.
2.40%, due 08/18/31	1,600	1,280
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, due 05/01/32	1,000	805
Daimler Truck Finance North America LLC, 144A
5.40%, due 09/20/28 (c)	500	504
General Motors Financial Co., Inc.
5.95%, due 04/04/34	1,000	1,001
Lithia Motors, Inc., 144A
4.375%, due 01/15/31 (c)	1,100	979
M/I Homes, Inc.
3.95%, due 02/15/30	850	758
Marriott International, Inc.
2.75%, due 10/15/33	1,000	807
Phinia, Inc., 144A
6.75%, due 04/15/29 (c)	1,000	1,015
Raising Cane's Restaurants LLC, 144A
9.375%, due 05/01/29 (c)	1,000	1,080
Starbucks Corp.
5.00%, due 02/15/34	1,000	976
Tapestry, Inc.
7.85%, due 11/27/33	1,250	1,317

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 98.6% (cont.)
CORPORATE BONDS – 38.1% (cont.)
CONSUMER DISCRETIONARY – 7.4% (cont.)
ZF North America Capital, Inc., 144A
6.75%, due 04/23/30 (c)	$1,000	$1,018
		12,039
ENERGY – 4.4%
Apache Corp.
5.35%, due 07/01/49	750	628
Cheniere Energy, Inc., 144A
5.65%, due 04/15/34 (c)	1,000	1,001
Chesapeake Energy Corp., 144A
5.875%, due 02/01/29 (c)	1,617	1,601
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (c)	1,100	1,010
Noble Finance II LLC, 144A
8.00%, due 04/15/30 (c)	500	520
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (c)	1,500	1,440
Patterson-UTI Energy, Inc.
7.15%, due 10/01/33	900	953
		7,153
HEALTH CARE – 2.9%
CVS Health Corp.
5.70%, due 06/01/34	1,000	997
Embecta Corp., 144A
5.00%, due 02/15/30 (c)	830	683
Humana, Inc.
5.375%, due 04/15/31	1,000	995
Icon Investments Six DAC
6.00%, due 05/08/34	1,000	1,022
Tenet Healthcare Corp.
6.75%, due 05/15/31	1,000	1,015
		4,712
CONSUMER STAPLES – 2.3%
Bacardi Ltd./Bacardi-Martini BV, 144A
5.40%, due 06/15/33 (c)	1,250	1,219
Dollar General Corp.
5.45%, due 07/05/33	850	845
Imperial Brands Finance PLC, 144A
6.125%, due 07/27/27 (c)	750	763
Philip Morris International, Inc.
5.25%, due 02/13/34	1,000	981
		3,808
REAL ESTATE – 1.6%
Alexandria Real Estate Equities, Inc.
4.75%, due 04/15/35	1,150	1,070
CBRE Services, Inc.
2.50%, due 04/01/31	1,000	831
5.50%, due 04/01/29	250	251
Howard Hughes Corp., 144A
4.375%, due 02/01/31 (c)	500	431
		2,583
MATERIALS – 1.2%
Celanese U.S. Holdings LLC
6.70%, due 11/15/33	800	840
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (c)	1,350	1,108
		1,948
UTILITIES – 1.1%
NRG Energy, Inc., 144A
7.00%, due 03/15/33 (c)	750	792
Southern Co.
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (b)	1,000	939
		1,731
Total Corporate Bonds (Cost $62,598)		61,909

MORTGAGE-BACKED SECURITIES – 19.0%
Federal National Mortgage Association, Pool FS5803
2.00%, due 09/01/51	7,182	5,639
Federal Home Loan Mortgage Corp., Pool SD4958
2.00%, due 06/01/52	7,160	5,620
Federal National Mortgage Association, Pool CB2789
2.00%, due 02/01/52	7,065	5,536
Federal National Mortgage Association, Pool MA4182
2.00%, due 11/01/50	6,927	5,468
Federal National Mortgage Association, Pool MA4325
2.00%, due 05/01/51	5,996	4,715
Federal National Mortgage Association, Pool CB2773
2.00%, due 02/01/52	4,987	3,907
TOTAL MORTGAGE-BACKED SECURITIES – 19.0% (Cost $29,837)		30,885

GOVERNMENT AND AGENCY SECURITIES – 17.5%
U.S. GOVERNMENT NOTES – 11.1%
U.S. Treasury Notes
2.875%, due 05/15/32	5,500	4,956
4.125%, due 03/31/31	4,000	3,947
4.00%, due 01/31/31	3,000	2,940
4.00%, due 02/15/34	2,950	2,863
0.625%, due 08/15/30	3,000	2,404
1.625%, due 05/15/31	1,000	839
		17,949
U.S. GOVERNMENT BONDS – 6.4%
U.S. Treasury Bonds
4.25%, due 02/15/54	2,400	2,285
4.75%, due 11/15/43	2,000	2,027
3.00%, due 08/15/52	2,500	1,881
4.375%, due 08/15/43	1,500	1,448
3.625%, due 05/15/53	1,500	1,276
4.125%, due 08/15/53	500	466
3.375%, due 08/15/42	500	422

Oakmark.com

Oakmark Bond Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 98.6% (cont.)
GOVERNMENT AND AGENCY SECURITIES – 17.5% (cont.)
U.S. GOVERNMENT BONDS – 6.4% (cont.)
2.00%, due 11/15/41	$500	$344
2.00%, due 08/15/51	500	300
		10,449
Total Government and Agency Securities (Cost $29,487)		28,398

BANK LOANS – 8.8%(d)
INDUSTRIALS – 2.6%
SkyMiles IP Ltd. 2020 Term Loan B
9.075% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (b)	429	439
Uber Technologies, Inc. 2023 Term Loan B
8.089% (3 mo. USD Term SOFR + 2.750%), due 03/03/30 (b)	892	895
Vestis Corp. Term Loan
7.577% (3 mo. USD Term SOFR + 2.250%), due 02/22/31 (b)	1,500	1,491
Reynolds Group Holdings, Inc. 2024 Term Loan B3
0.00%, due 09/24/28 (e)	1,500	1,501
		4,326
CONSUMER DISCRETIONARY – 2.5%
Peer Holding III BV 2023 USD Term Loan B4
8.585% (3 mo. USD Term SOFR + 3.250%), due 10/28/30 (b)	1,500	1,501
Wand Newco 3, Inc. 2024 Term Loan B
9.094% (1 mo. USD Term SOFR + 3.750%), due 01/30/31 (b)	1,500	1,509
Amer Sports Co. 144A, USD Term Loan
8.577% (3 mo. USD Term SOFR + 3.250%), due 02/17/31 (b) (c)	1,000	1,005
		4,015
FINANCIALS – 2.0%
GTCR W Merger Sub LLC USD Term Loan B
8.335% (3 mo. USD Term SOFR + 3.000%), due 01/31/31 (b)	1,500	1,500
Citadel Securities LP 2024 Term Loan B
7.594% (1 mo. USD Term SOFR + 2.250%), due 07/29/30 (b)	1,728	1,732
		3,232
HEALTH CARE – 1.1%
Owens & Minor, Inc. 2022 Term Loan B
9.194% (1 mo. USD Term SOFR + 3.750%), due 03/29/29 (b)	428	428
Medline Borrower LP 2024 Term Loan B
8.094% (1 mo. USD Term SOFR + 2.750%), due 10/23/28 (b)	1,349	1,351
		1,779
ENERGY – 0.6%
ChampionX Corp. 2022 Term Loan B2
8.194% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (b)	985	988
		988
Total Bank Loans (Cost $14,256)		14,340

ASSET BACKED SECURITIES – 7.7%
Santander Drive Auto Receivables Trust, Series 2024-2-Class D,
6.28%, due 08/15/31	1,500	1,521
Carvana Auto Receivables Trust, Series 2024-P2-Class D,
6.10%, due 06/10/31	1,000	1,004
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A,
8.04%, due 03/15/32 (c)	1,000	1,002
HPEFS Equipment Trust, Series 2024-2A-Class D, 144A,
5.82%, due 04/20/32 (c)	1,000	1,000
Carvana Auto Receivables Trust, Series 2022-P1-Class D,
4.80%, due 01/10/29	1,000	959
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (c)	750	778
HPEFS Equipment Trust, Series 2024-1A-Class D, 144A,
5.82%, due 11/20/31 (c)	650	650
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (c)	602	608
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A,
9.66%, due 02/18/31 (c)	500	524
HPEFS Equipment Trust, Series 2023-2A-Class-D, 144A,
6.97%, due 07/21/31 (c)	500	508
CCG Receivables Trust, Series 2023-2-Class C, 144A,
6.45%, due 04/14/32 (c)	500	506
Carmax Auto Owner Trust, Series 2023-3-Class D,
6.44%, due 12/16/30	500	505
CarMax Auto Owner Trust , Series 2023-2-Class D,
6.55%, due 10/15/29	500	505
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class B, 144A,
5.74%, due 07/16/29 (c)	500	503

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 98.6% (cont.)
ASSET BACKED SECURITIES – 7.7% (cont.)
CarMax Auto Owner Trust , Series 2022-2-Class D,
4.75%, due 10/16/28	$500	$489
CarMax Auto Owner Trust, Series 2021-4-Class D,
1.48%, due 03/15/28	495	463
Sierra Timeshare Receivables Funding LLC, Series 2022-1A-Class C, 144A,
3.94%, due 10/20/38 (c)	445	425
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (c)	260	263
Carvana Auto Receivables Trust, Series 2023-P4-Class D, 144A,
7.37%, due 10/10/30 (c)	250	259
Total Asset Backed Securities (Cost $12,379)		12,472

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.0%
JP Morgan Mortgage Trust, Series 2024-4-Class B1, 144A
7.215%, due 10/25/54 (b) (c)	1,996	2,113
Bank, Series 2022-BNK40-Class A4
3.506%, due 03/15/64 (b)	2,400	2,111
JP Morgan Mortgage Trust, Series 2018-6-Class B2, 144A
3.891%, due 12/25/48 (b) (c)	2,141	1,909
GS Mortgage-Backed Securities Trust, Series 2021-PJ6-Class B1, 144A
2.679%, due 11/25/51 (b) (c)	1,381	1,087
JP Morgan Mortgage Trust, Series 2021-11-Class B1, 144A
3.022%, due 01/25/52 (b) (c)	1,056	836
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A
6.721%, due 01/25/55 (b) (c)	796	820
JP Morgan Mortgage Trust, Series 2022-3-Class B1, 144A
3.104%, due 08/25/52 (b) (c)	950	752
JP Morgan Mortgage Trust, Series 2022-8-Class B2, 144A
4.678%, due 01/25/53 (b) (c)	588	516
Sequoia Mortgage Trust, Series 2021-9-Class B2, 144A
2.859%, due 01/25/52 (b) (c)	645	513
JP Morgan Mortgage Trust, Series 2020-5-Class B1, 144A
3.57%, due 12/25/50 (b) (c)	456	387
JP Morgan Mortgage Trust, Series 2021-13-Class B1, 144A
3.14%, due 04/25/52 (b) (c)	449	363
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 7.0% (Cost $11,584)		11,407

	Shares	Value
CONVERTIBLE BOND – 0.5%
HEALTH CARE – 0.5%
Envista Holdings Corp., 144A
1.75%, due 08/15/28 (c)	850	$724
Total Convertible Bond (Cost $755)		724
TOTAL FIXED INCOME – 98.6% (Cost $160,896)		160,135

	Par Value	Value
SHORT-TERM INVESTMENTS – 1.1%
REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 5.29% dated 06/28/24 due 07/01/24, repurchase price $1,788, collateralized by a United States Treasury Note, 0.125% due 04/15/26, value plus accrued interest of $1,823 (Cost: $1,788)	$1,788	$1,788
TOTAL SHORT-TERM INVESTMENTS – 1.1% (Cost $1,788)		1,788
TOTAL INVESTMENTS – 100.1% (Cost $163,505)		162,614
Liabilities In Excess of Other Assets – (0.1)%		(97)
NET ASSETS – 100.0%		$162,517

(a)	Security is perpetual and has no stated maturity date.
(b)	Floating Rate Note. Rate shown is as of June 30, 2024.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(d)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

Abbreviations:
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate

Oakmark.com

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

The following are the significant accounting policies of Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), Oakmark International Small Cap Fund (“Int’l Small Cap”), Oakmark Equity and Income Fund (“Equity and Income”) and Oakmark Bond Fund (“Bond”) collectively referred to as the “Funds,” each a series of Harris Associates Investment Trust (the “Trust”), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services— Investment Companies. Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund’s share price is also called the net asset value (the “NAV”) of a share. The NAV per share of each class of each Fund is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange (“FLEX”) options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (“OVME”) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. If Flex options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds’ valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2024, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$20,405,485	$0	$0
Short-Term Investments	0	1,362,101	0
Total	$20,405,485	$1,362,101	$0
Select
Common Stocks	$5,791,452	$0	$0
Short-Term Investments	0	359,623	0
Total	$5,791,452	$359,623	$0
Global
Common Stocks	$1,086,856	$0	$0
Short-Term Investments	0	42,071	0
Total	$1,086,856	$42,071	$0
Global Select
Common Stocks	$912,238	$0	$0
Preferred Stocks	43,506	0	0
Short-Term Investments	0	42,022	0
Total	$955,744	$42,022	$0
International
Common Stocks	$17,424,185	$0	$0
Preferred Stocks	302,665	0	0
Short-Term Investments	0	545,138	0
Total	$17,726,850	$545,138	$0
Int'l Small Cap
Common Stocks	$1,435,159	$8,577	$0
Preferred Stocks	12,400	0	0
Short-Term Investments	0	40,883	0
Total	$1,447,559	$49,460	$0

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity and Income
Common Stocks	$3,677,010	$0	$0
Preferred Stocks	5,051	0	0
Corporate Bonds	0	1,048,476	0
Government and Agency Securities	0	553,592	0
Mortgage-Backed Securities	0	374,746	0
Asset Backed Securities	0	238,225	0
Collateralized Mortgage Obligations	0	191,078	0
Bank Loans	0	141,665	0
Convertible Bonds	0	14,003	0
Short-Term Investments	0	102,135	0
Call Options Written - Liabilities	(745)	0	0
Total	$3,681,316	$2,663,920	$0

Bond
Preferred Stocks	$691	$0	$0
Corporate Bonds	0	61,909	0
Mortgage-Backed Securities	0	30,885	0
Government and Agency Securities	0	28,398	0
Bank Loans	0	14,340	0
Asset Backed Securities	0	12,472	0
Collateralized Mortgage Obligations	0	11,407	0
Convertible Bond	0	724	0
Short-Term Investments	0	1,788	0
Total	$691	$161,923	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2024, none of the Funds engaged in forward foreign currency contracts.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post spin-off or post reorganization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale under the U.S. Generally Accepted Accounting Principles. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At June 30, 2024, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. At June 30, 2024, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2024, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used purchased options for tax management and as an investment strategy in an effort to increase the Funds' returns during the period ended June 30, 2024. There were no purchased options outstanding at June 30, 2024.

Oakmark, Select, Equity and Income and Bond used options written for tax management purposes and as an investment strategy in an effort to increase the Funds' returns during the period ended June 30, 2024. Written options outstanding, if any, are listed on each Fund's Schedule of Investments.

For the period ended June 30, 2024, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

	Equity	Equity
	Options	Options
Fund	Purchased	Written
Oakmark	$60,839	$(75,236)
Select	19,134	(16,295)
Equity and Income	–	(1,470)
Bond	–	(46)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2024, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At June 30, 2024, none of the Funds had securities on loan.

3. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended June 30, 2024. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

4. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' Schedule of Investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedule of Investments through the date of the publication of this report.